Shareholder Report, Line Graph (Details) 74200010400_Franklin Federal Tax-Free Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 11,520	$ 11,244	$ 10,898	$ 10,778	$ 11,764	$ 10,767	$ 10,626	$ 10,106	$ 10,011	$ 10,000	$ 12,279
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 11,688	$ 11,497	$ 11,262	$ 10,947	$ 11,884	$ 11,030	$ 10,797	$ 10,170	$ 10,014	$ 10,000	$ 12,429